Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Summary of consideration transferred to acquire Ultragas and the assets acquired and liabilities	The following table summarizes the consideration transferred and the assets acquired and liabilities assumed as of the acquisition date.

Amount (in thousands)
Consideration
Equity consideration	$202,910

Fair value of consideration transferred	$202,910

Net assets acquired:
Handysize vessels	215,852
Smaller vessels	160,734
Cash and cash equivalents	17,477
Accounts receivable	7,071
Inventory	2,039
Other current assets	4,615
Equity method investments	2,580
Debt	(192,695)
Accounts payable	(3,175)
Accrued interest	(1,602)
Other current liabilities	(3,982)
Other long-term liabilities	(6,004)

Net assets acquired	$202,910

Summary of proforma revenues and net income
The unaudited proforma financial information is based on Navigator Holdings Ltd’s and Ultragas’ historical consolidated financial statements as adjusted to give effect to the acquisition of Ultragas. The following unaudited revenue and net income/(loss) gives effect to the Ultragas Transaction as if it had occurred on January 1, 2020.

	Year ended December 31, 2020	Year ended December 31, 2021
	(in thousands)
Revenues of the combined entity	$437,957	$470,373
Net income/(loss) of the combined entity	4,056	(23,816)